Share-based payments - Former Chief Executive Officer Grant - inputs used in the measurement of the fair value at grant date (Details)			3 Months Ended
	Oct. 14, 2019 $ / shares	Oct. 14, 2019 € / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value				€ 4.05	€ 3.80
Weighted average share price				8.91	9.19
Exercise price | (per share)			$ 6.21	€ 5.60	€ 5.64
Expected volatility (%)			55.00%	55.00%	50.00%
Expected life (years)			1.11	1.11	1.16
Risk-free interest rate (%)			1.79%	1.79%	1.77%
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value		€ 3.87
Weighted average share price		9.19
Exercise price | (per share)	$ 8.28	€ 7.50
Expected volatility (%)	50.00%	50.00%
Expected life (years)	4.77	4.77
Risk-free interest rate (%)	1.71%	1.71%